UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                     ---------

                           The Gabelli Utilities Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI UTILITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the "SEC") on Form N-CSR. This certification would cover the portfolio managers' commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      During 2007, The Gabelli Utilities Fund (Class AAA) rose 8.58% compared to gains by the S&P 500 Utilities Index and the average utility fund monitored by Lipper of 19.38% and 19.53%, respectively.

      Below are a few important events from 2007 that affected the performance of utility stocks:

      o In February 2007, a group of private equity firms announced a $46 billion LBO for one of the largest U.S. utilities, TXU Corp. The deal was completed in October 2007. This was the largest private equity deal ever completed in the U.S.

      o In September 2007, the Federal Reserve cut interest rates for the first time in four years. The Fed followed that move with a few additional interest rate cuts during the fourth quarter of 2007.

      o The multi-year takeover battle for Endesa, Spain's largest utility, was completed late in the year. The final outcome involved a joint takeover of Endesa by two companies, Acciona of Spain and Enel (0.2% of net assets as of December 31, 2007) of Italy, trumping the prior high bid from E.On (0.1%) of Germany. E.On did not walk away empty-handed, as the two winning bidders agreed to sell a few key assets of Endesa to E.On.

      o Several U.S. utilities or groups of utilities filed applications with the Nuclear Regulatory Commission for licenses to build and operate new generation nuclear power plants. More than a dozen projects are now awaiting approval.

      o Two more foreign acquirers announced acquisitions of U.S. utilities. Iberdrola (0.3%) of Spain announced an all-cash agreement to acquire Energy East (1.3%). Macquarie of Australia announced an all-cash agreement to acquire Puget Sound Energy (1.5%).

      Some of the best performers among the major holdings in the Fund during 2007 were Constellation Energy (up 48.9%) (0.8% of net assets as of December 31,
2007)  (0.8%),  Allegheny  Energy (up 38.6%)  (1.9%),  Exelon  Corp.  (up 31.9%)
(1.4%),  FPL Group (up 24.6%)  (2.4%),  and National Fuel Gas (up 21.1%) (2.1%).
Constellation Energy stock was helped by higher earnings from merchant power operations. Allegheny Energy stock benefited from earnings growth and balance sheet improvements. Exelon Corp. stock was up because of higher profit margins from its large fleet of nuclear power plants that sell merchant power. FPL Group stock was helped by much higher earnings from investments in alternative energy, primarily wind energy projects across the U.S. National Fuel Gas stock went up due to earnings growth and higher market valuations for gas pipelines.

                                                  Sincerely yours,

                                                  /s/ Bruce N. Alpert

                                                  Bruce N. Alpert
                                                  President
February 22, 2008

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
   THE GABELLI UTILITIES FUND CLASS AAA SHARES AND THE S&P 500 UTILITIES INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Gabelli Utilities Fund Class AAA Shares   S&P 500 Utilities Index
 8/31/1999                   $ 10,000                          $ 10,000
12/31/1999                   $ 12,225                          $  9,008
12/31/2000                   $ 14,234                          $ 14,160
12/31/2001                   $ 12,047                          $  9,849
12/31/2002                   $ 10,233                          $  6,896
12/31/2003                   $ 13,249                          $  8,706
12/31/2004                   $ 15,314                          $ 10,820
12/31/2005                   $ 16,594                          $ 12,642
12/31/2006                   $ 20,426                          $ 15,296
12/31/2007                   $ 22,179                          $ 18,260

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (a)

                                                                                         Since
                                                                                       Inception
                                           Quarter    1 Year     3 Year     5 Year     (8/31/99)
                                           -------    ------     ------     ------     ---------
GABELLI UTILITIES FUND CLASS AAA .....      2.53%      8.58%      13.14%     16.73%     10.03%
S&P 500 Utilities Index ..............      7.55      19.38       19.06      21.50       7.52
Lipper Utility Fund Average ..........      5.10      19.53       19.14      21.05       8.41
Class A ..............................      2.52       8.66       13.17      16.79      10.07
                                           (3.37)(b)   2.41(b)    10.96(b)   15.42(b)    9.29(b)
Class B ..............................      2.31       7.87       12.33      15.83       9.52
                                           (2.69)(c)   2.87(c)    11.53(c)   15.61(c)    9.52
Class C ..............................      2.30       7.84       12.32      15.89       9.56
                                            1.30(d)    6.84(d)    12.32      15.89       9.56

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.44%, 1.44%, 2.19%, AND 2.19%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. 20000 WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL, AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI  UTILITIES FUND
DISCLOSURE OF FUND EXPENSES  (UNAUDITED)

For the Six Month  Period from July 1, 2007  through  December  31, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                               Beginning         Ending      Annualized     Expenses
                             Account Value   Account Value     Expense    Paid During
                               07/01/07         12/31/07        Ratio       Period*
-------------------------------------------------------------------------------------
THE GABELLI UTILITIES FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                      $ 1,000.00      $ 1,037.10       1.44%       $  7.35
Class A                        $ 1,000.00      $ 1,038.00       1.44%       $  7.36
Class B                        $ 1,000.00      $ 1,034.20       2.19%       $ 11.17
Class C                        $ 1,000.00      $ 1,034.00       2.19%       $ 11.17

HYPOTHETICAL 5% RETURN
Class AAA                      $ 1,000.00      $ 1,017.85       1.44%       $  7.28
Class A                        $ 1,000.00      $ 1,017.85       1.44%       $  7.28
Class B                        $ 1,000.00      $ 1,014.09       2.19%       $ 11.06
Class C                        $ 1,000.00      $ 1,014.09       2.19%       $ 11.06

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

THE GABELLI UTILITIES FUND

Energy and Utilities ................................................    67.8%
Communications ......................................................    17.1%
U.S. Government Obligations .........................................    12.0%
Other ...............................................................     2.7%
Other Assets and Liabilities (Net) ..................................     0.4%
                                                                        -----
                                                                        100.0%
                                                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2007, the Fund paid to shareholders, ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.2813, $0.2767, $0.2353, and $0.2391, per share for Class AAA, Class A, Class B, and Class C, respectively, and long-term capital gains totaling $10,311,015, which is designated as a capital gain dividend. For the fiscal year ended December 31, 2007, 85.81% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 92.51% of the ordinary income distribution was qualified dividend income.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 1.69%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Utilities Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                COST          VALUE
-----------                                         -------------  -------------

              COMMON STOCKS -- 86.9%
              ENERGY AND UTILITIES -- 67.6%
              ENERGY AND UTILITIES: ALTERNATIVE
              ENERGY -- 0.0%
      1,000   Ormat Technologies Inc. ............  $      15,000  $      55,010
                                                    -------------  -------------
              ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 38.5%
    220,000   Allegheny Energy Inc. ..............      2,728,840     13,994,200
     30,000   ALLETE Inc. ........................      1,050,425      1,187,400
     68,000   Alliant Energy Corp. ...............      1,889,326      2,766,920
     80,000   Ameren Corp. .......................      3,976,596      4,336,800
    185,000   American Electric Power Co. Inc. ...      7,231,411      8,613,600
  4,000,000   Aquila Inc.+ .......................     16,444,368     14,920,000
    180,000   Avista Corp. .......................      4,206,175      3,877,200
    150,000   Black Hills Corp. ..................      5,593,896      6,615,000
     25,500   Central Vermont Public
                 Service Corp. ...................        546,716        786,420
     35,000   Cleco Corp. ........................        721,890        973,000
     70,000   CMS Energy Corp. ...................        490,736      1,216,600
     55,000   Constellation Energy Group Inc. ....      2,718,966      5,639,150
    402,000   DPL Inc. ...........................     10,528,880     11,919,300
      6,000   DTE Energy Co. .....................        240,835        263,760
    350,000   Duke Energy Corp. ..................      5,416,587      7,059,500
      2,000   E.ON AG ............................        392,495        425,720
     54,000   Edison International ...............        786,777      2,881,980
    150,600   El Paso Electric Co.+ ..............      2,599,700      3,850,842
      3,000   Entergy Corp. ......................        114,480        358,560
     50,000   FirstEnergy Corp. ..................      1,882,372      3,617,000
     78,000   Florida Public Utilities Co. .......        971,585        916,500
    262,000   FPL Group Inc. .....................     11,683,362     17,758,360
    185,000   Great Plains Energy Inc. ...........      5,638,538      5,424,200
    335,000   Hawaiian Electric Industries Inc. ..      8,526,275      7,627,950
    265,000   Integrys Energy Group Inc. .........     13,324,981     13,697,850
    425,000   LSI Corp.+ .........................      3,809,318      2,256,750
     40,000   Maine & Maritimes Corp.+ ...........      1,092,301      1,330,000
    238,000   MGE Energy Inc. ....................      7,738,190      8,441,860
    175,000   NiSource Inc. ......................      3,909,441      3,305,750
    350,000   NorthWestern Corp. .................     10,484,691     10,325,000
    110,000   NRG Energy Inc.+ ...................      2,627,937      4,767,400
    190,000   OGE Energy Corp. ...................      5,070,751      6,895,100
    120,000   Otter Tail Corp. ...................      3,455,082      4,152,000
     40,000   PG&E Corp. .........................        907,078      1,723,600
    144,000   Pinnacle West Capital Corp. ........      6,346,944      6,107,040
     46,000   PPL Corp. ..........................      1,030,117      2,396,140
    200,000   Progress Energy Inc. ...............      8,908,454      9,686,000
     54,000   Public Service Enterprise
                 Group Inc. ......................      2,905,745      5,304,960
    400,000   Puget Energy Inc. ..................     10,785,724     10,972,000
    150,000   SCANA Corp. ........................      6,162,890      6,322,500
    240,000   Southern Co. .......................      8,350,234      9,300,000
    130,000   TECO Energy Inc. ...................      2,277,826      2,237,300
    125,000   The Empire District Electric Co. ...      2,893,444      2,847,500
     71,400   Unisource Energy Corp. .............      1,684,193      2,252,670
    100,000   Unitil Corp. .......................      2,636,614      2,840,000
    310,000   Vectren Corp. ......................      8,725,769      8,993,100
    658,000   Westar Energy Inc. .................     15,188,594     17,068,520
    200,000   Wisconsin Energy Corp. .............      8,199,206      9,742,000
    210,000   Xcel Energy Inc. ...................      3,695,022      4,739,700
                                                    -------------  -------------
                                                      238,591,777    284,734,702
                                                    -------------  -------------

                                                                       MARKET
   SHARES                                                COST          VALUE
-----------                                         -------------  -------------

              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND DISTRIBUTION -- 7.9%
    240,000   CH Energy Group Inc. ...............  $  11,391,813  $  10,689,600
    170,000   Consolidated Edison Inc. ...........      7,861,628      8,304,500
    360,000   Energy East Corp. ..................      8,692,593      9,795,600
    130,000   Exelon Corp. .......................      7,887,294     10,613,200
    165,000   Northeast Utilities ................      3,282,854      5,166,150
    275,000   NSTAR ..............................      7,509,287      9,960,500
    110,000   Pepco Holdings Inc. ................      2,267,877      3,226,300
      3,400   Red Electrica de Espana ............        192,484        214,945
     16,666   UIL Holdings Corp. .................        490,122        615,809
                                                    -------------  -------------
                                                       49,575,952     58,586,604
                                                    -------------  -------------
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 4.1%
      4,000   Areva SA ...........................      1,690,915      4,590,845
     24,000   Chubu Electric Power Co. Inc. ......        574,288        626,236
    195,000   Electric Power
                 Development Co. Ltd. ............      4,834,052      7,278,790
        300   Electricite de France ..............         11,618         35,738
    130,000   Enel SpA ...........................        888,729      1,546,194
      4,000   Energias de Portugal SA, ADR .......        112,064        260,400
    100,000   Hera SpA ...........................        174,312        450,678
     12,000   Hokkaido Electric Power Co. Inc. ...        238,323        259,947
     24,000   Hokuriku Electric Power Co. ........        442,615        500,560
     26,000   Huaneng Power
                 International Inc., ADR .........      1,107,053      1,073,800
     55,028   Iberdrola SA .......................        645,050        836,723
     20,901   Iberdrola SA, ADR ..................      1,042,437      1,262,629
    100,000   Korea Electric Power Corp., ADR+ ...      1,697,461      2,085,000
     35,000   Kyushu Electric Power Co. Inc. .....        765,331        861,567
      8,775   National Grid plc, ADR .............        386,383        732,274
      2,000   Niko Resources Ltd. ................        111,679        180,860
     24,000   Shikoku Electric Power Co. Inc. ....        473,574        643,423
      2,000   Snam Rete Gas SpA ..................         10,803         12,778
     24,000   The Chugoku Electric
                 Power Co. Inc. ..................        457,538        467,260
    100,000   The Kansai Electric
                 Power Co. Inc. ..................      2,021,741      2,331,827
     34,000   The Tokyo Electric
                 Power Co. Inc. ..................        847,546        879,560
    140,000   Tohoku Electric Power Co. Inc. .....      2,470,795      3,158,036
                                                    -------------  -------------
                                                       21,004,307     30,075,125
                                                    -------------  -------------
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.5%
     40,000   Mirant Corp.+ ......................        708,818      1,559,200
     40,000   Mirant Corp., Escrow+ (a) ..........              0              0
     15,000   Mirant Corp., Escrow+ (a) ..........              0              0
     85,000   The AES Corp.+ .....................        409,407      1,818,150
                                                    -------------  -------------
                                                        1,118,225      3,377,350
                                                    -------------  -------------
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 7.2%
    500,000   El Paso Corp. ......................      5,985,730      8,620,000
     20,000   Energen Corp. ......................        239,277      1,284,600
     85,000   EnergySouth Inc. ...................      3,049,192      4,930,000
    325,000   National Fuel Gas Co. ..............     12,183,436     15,171,000
    178,000   ONEOK Inc. .........................      4,741,203      7,969,060
    284,000   Southern Union Co. .................      7,327,357      8,338,240
    266,000   Spectra Energy Corp. ...............      6,202,254      6,868,120
                                                    -------------  -------------
                                                       39,728,449     53,181,020
                                                    -------------  -------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                COST          VALUE
-----------                                         -------------  -------------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 3.5%
    110,000   Atmos Energy Corp. .................  $   2,949,039  $   3,084,400
     51,000   Chesapeake Utilities Corp. .........      1,373,627      1,624,350
    113,400   Corning Natural Gas Corp.+ .........      1,837,986      1,902,285
      8,000   Delta Natural Gas Co. Inc. .........        200,030        202,000
     25,000   Enagas .............................        711,745        730,661
     27,000   Nicor Inc. .........................        889,090      1,143,450
     60,000   Piedmont Natural Gas Co. Inc. ......      1,446,871      1,569,600
     65,000   South Jersey Industries Inc. .......      1,827,745      2,345,850
    270,000   Southwest Gas Corp. ................      7,230,150      8,037,900
    150,000   The Laclede Group Inc. .............      4,681,467      5,136,000
                                                    -------------  -------------
                                                       23,147,750     25,776,496
                                                    -------------  -------------
              ENERGY AND UTILITIES: NATURAL RESOURCES -- 0.6%
     16,000   Alliance Holdings GP LP ............        319,893        379,680
      5,000   Alliance Resource Partners LP ......        173,755        181,350
     10,000   Compania de Minas
                Buenaventura SA, ADR .............        232,653        566,000
     50,000   James River Coal Co.+ ..............        675,963        559,000
      3,500   Patriot Coal Corp.+ ................         84,946        146,090
     35,000   Peabody Energy Corp. ...............      1,330,821      2,157,400
     20,000   Uranium One Inc.+ ..................        276,468        178,935
     50,000   Uranium Resources Inc.+ ............        263,029        624,000
                                                    -------------  -------------
                                                        3,357,528      4,792,455
                                                    -------------  -------------
              ENERGY AND UTILITIES: SERVICES -- 2.3%
    230,000   ABB Ltd., ADR ......................      3,067,767      6,624,000
      6,000   Cameron International Corp.+ .......        103,313        288,780
    200,000   Halliburton Co. ....................      6,236,628      7,582,000
      1,000   Pike Electric Corp.+ ...............         14,000         16,760
     30,000   Tenaris SA, ADR ....................      1,397,852      1,341,900
     15,000   Weatherford International Ltd.+ ....        637,683      1,029,000
                                                    -------------  -------------
                                                       11,457,243     16,882,440
                                                    -------------  -------------
              ENERGY AND UTILITIES: WATER -- 0.7%
      3,000   American States Water Co. ..........         75,431        113,040
     44,000   Aqua America Inc. ..................        982,474        932,800
      2,000   California Water Service Group .....         70,055         74,040
      2,000   Consolidated Water Co. Ltd. ........         40,211         50,380
     10,000   Middlesex Water Co. ................        177,803        189,500
     32,800   Pennichuck Corp. ...................        678,246        876,088
     71,000   SJW Corp. ..........................      1,888,339      2,461,570
     61,600   Suez SA, Strips+ ...................              0            900
     10,000   United Utilities plc, ADR ..........        266,181        295,500
      1,650   York Water Co. .....................         20,543         25,575
                                                    -------------  -------------
                                                        4,199,283      5,019,393
                                                    -------------  -------------
              DIVERSIFIED INDUSTRIAL -- 1.0%
      1,000   Bouygues SA ........................         87,169         83,337
    200,000   General Electric Co. ...............      7,438,390      7,414,000
     15,000   Mueller Water Products Inc.,
                 Cl. A ...........................        198,952        142,800
                                                    -------------  -------------
                                                        7,724,511      7,640,137
                                                    -------------  -------------
              ENVIRONMENTAL SERVICES -- 0.0%
      2,250   Veolia Environnement ...............         85,492        205,437
                                                    -------------  -------------
              EXCHANGE TRADED FUNDS -- 1.3%
     70,000   Utilities HOLDRS Trust .............      7,858,119      9,540,300
                                                    -------------  -------------
              TOTAL ENERGY AND UTILITIES              407,863,636    499,866,469
                                                    -------------  -------------

                                                                       MARKET
   SHARES                                                COST          VALUE
-----------                                         -------------  -------------

              COMMUNICATIONS -- 16.6%
              CABLE AND SATELLITE -- 3.8%
    315,000   Cablevision Systems Corp.,
                 Cl. A+ ..........................  $   9,198,089  $   7,717,500
    350,000   Charter Communications Inc.,
                 Cl. A+ ..........................        941,092        409,500
    104,000   Clear Channel
                 Communications Inc. .............      3,912,248      3,590,080
     10,000   Cogeco Cable Inc. ..................        207,213        484,422
     40,000   Cogeco Inc. ........................        777,563      1,600,892
     75,000   Comcast Corp., Cl. A+ ..............      1,867,943      1,369,500
     55,000   EchoStar Communications
                 Corp., Cl. A+ ...................      1,632,988      2,074,600
     90,000   Liberty Global Inc., Cl. A+ ........      2,270,311      3,527,100
      6,000   Mediacom Communications
                 Corp., Cl. A+ ...................         35,001         27,540
     42,396   PT Multimedia Servicos de
                 Telecomunicacoes e
                 Multimedia SGPS SA ..............        416,753        591,958
      7,042   PT Multimedia Servicos de
                 Telecomunicacoes e
                 Multimedia SGPS SA, ADR .........        126,328         95,067
     40,000   Rogers Communications Inc.,
                 Cl. B ...........................        572,504      1,810,000
     12,000   Shaw Communications Inc., Cl. B ....        148,195        284,160
     90,000   The DIRECTV Group Inc.+ ............      1,900,807      2,080,800
     65,000   Time Warner Cable Inc., Cl. A+ .....      1,987,350      1,794,000
     20,000   Tokyo Broadcasting System Inc. .....        600,507        429,665
                                                    -------------  -------------
                                                       26,594,892     27,886,784
                                                    -------------  -------------
              TELECOMMUNICATIONS -- 8.5%
    200,000   AT&T Inc. ..........................      6,305,205      8,312,000
    182,000   BCE Inc. ...........................      7,104,069      7,232,680
    500,000   Cincinnati Bell Inc.+ ..............      2,421,085      2,375,000
    220,000   Deutsche Telekom AG, ADR ...........      3,953,727      4,767,400
        200   Hutchison Telecommunications
                 International Ltd. ..............            163            300
        600   Mobistar SA ........................         50,761         54,608
      1,600   Nippon Telegraph &
                 Telephone Corp. .................      7,960,362      8,006,087
    260,000   Nortel Networks Corp.,
                 New York+ .......................      6,512,497      3,923,400
     44,000   Philippine Long Distance
                 Telephone Co., ADR ..............      2,280,493      3,331,680
    280,000   Portugal Telecom SGPS SA ...........      3,576,812      3,655,716
     50,000   Portugal Telecom SGPS SA, ADR ......        580,701        651,000
        200   PT Indosat Tbk .....................            128            184
    100,000   Rural Cellular Corp., Cl. A+ .......      4,381,330      4,409,000
    305,000   Sprint Nextel Corp. ................      6,244,681      4,004,650
        600   Tele2 AB, Cl. B ....................          8,180         12,022
     35,000   Telecom Italia SpA, ADR ............      1,036,446      1,079,400
      1,066   Telefonica SA, ADR .................         43,831        104,031
     18,000   Telephone & Data Systems Inc. ......        862,100      1,126,800
     30,000   Time Warner Telecom Inc., Cl. A+ ...        599,130        608,700
    210,000   Verizon Communications Inc. ........      7,450,336      9,174,900
                                                    -------------  -------------
                                                       61,372,037     62,829,558
                                                    -------------  -------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                COST          VALUE
-----------                                         -------------  -------------

              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 4.3%
      7,000   America Movil SAB de CV,
                 Cl. L, ADR ......................  $     120,792  $     429,730
     16,000   China Mobile Ltd., ADR .............        287,740      1,389,920
     16,500   China Unicom Ltd., ADR .............        137,530        369,600
     22,000   Clearwire Corp., Cl. A+ ............        392,408        301,620
      2,000   Cosmote Mobile
                 Telecommunications SA ...........         36,555         75,734
     20,000   Millicom International
                 Cellular SA+ ....................      1,555,173      2,358,800
      2,600   Mobile TeleSystems OJSC, ADR .......         86,498        264,654
        180   MobileOne Ltd. .....................            210            238
      4,800   NTT DoCoMo Inc. ....................      7,554,348      7,991,765
    165,000   Price Communications Corp.,
                 Escrow+ (a) .....................              0              0
     28,000   SK Telecom Co. Ltd., ADR ...........        593,203        835,520
        200   SmarTone Telecommunications
                 Holdings Ltd. ...................            207            187
    100,000   SunCom Wireless Holdings Inc.,
                 Cl. A+ ..........................      2,610,154      2,668,000
     70,000   United States Cellular Corp.+ ......      3,536,764      5,887,000
    100,000   Vimpel-Communications, ADR .........      1,253,553      4,160,000
    140,000   Vodafone Group plc, ADR ............      3,963,859      5,224,800
                                                    -------------  -------------
                                                       22,128,994     31,957,568
                                                    -------------  -------------
              TOTAL COMMUNICATIONS ...............    110,095,923    122,673,910
                                                    -------------  -------------
              OTHER -- 2.7%
              AVIATION: PARTS AND SERVICES -- 1.5%
  1,000,000   Rolls-Royce Group plc+ .............      8,943,177     10,868,698
 40,400,000   Rolls-Royce Group plc, Cl. B .......         82,565         88,462
                                                    -------------  -------------
                                                        9,025,742     10,957,160
                                                    -------------  -------------
              BUILDING AND CONSTRUCTION -- 0.0%
        600   Acciona SA .........................        183,647        190,228
                                                    -------------  -------------
              BUSINESS SERVICES -- 0.0%
     10,000   Clear Channel Outdoor
                 Holdings Inc., Cl. A+ ...........        245,462        276,600
                                                    -------------  -------------
              ENTERTAINMENT -- 0.6%
    100,000   Vivendi ............................      3,202,412      4,587,920
                                                    -------------  -------------
              HEALTH CARE -- 0.0%
     12,000   Tsumura & Co. ......................        261,956        236,853
                                                    -------------  -------------
              TRANSPORTATION -- 0.6%
    110,000   GATX Corp. .........................      4,602,211      4,034,800
                                                    -------------  -------------
              TOTAL OTHER ........................     17,521,430     20,283,561
                                                    -------------  -------------
              TOTAL COMMON STOCKS ................    535,480,989    642,823,940
                                                    -------------  -------------
              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              ENERGY AND UTILITIES -- 0.1%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.1%
        800   El Paso Corp.,
                 4.990% Cv. Pfd. (b) .............        758,731      1,128,867
                                                    -------------  -------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
     11,400   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .........        477,317        475,380
                                                    -------------  -------------
              TOTAL CONVERTIBLE
                 PREFERRED STOCKS ................      1,236,048      1,604,247
                                                    -------------  -------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                COST           VALUE
-----------                                         -------------  -------------

              CONVERTIBLE BONDS -- 0.3%
              COMMUNICATIONS -- 0.3%
              TELECOMMUNICATIONS -- 0.3%
$ 1,875,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ................  $   1,850,430  $   1,849,219
                                                    -------------  -------------

   SHARES
-----------
              WARRANTS -- 0.2%
              ENERGY AND UTILITIES -- 0.1%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1%
      3,480   Mirant Corp., Ser. A,
                 expire 01/03/11+ ................         33,641         64,102
     38,363   Mirant Corp., Ser. B,
                 expire 01/03/11+ ................        190,367        749,996
                                                    -------------  -------------
                                                          224,008        814,098
                                                    -------------  -------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 0.0%
     56,700   Corning Natural Gas Corp.,
                 expire 08/17/11+ ................              0        171,518
                                                    -------------  -------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
     16,000   Bharti Airtel Ltd.,
                 expire 12/15/16+ (b) ............        357,981        400,761
                                                    -------------  -------------
              TOTAL WARRANTS .....................        581,989      1,386,377
                                                    -------------  -------------

 PRINCIPAL
  AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 12.0%
              U.S. TREASURY BILLS -- 10.0%
$74,701,000   U.S. Treasury Bills,
                 2.828% to 4.148%++,
                 01/03/08 to 03/27/08 ............     74,422,208     74,397,047
                                                    -------------  -------------
              U.S. TREASURY NOTES -- 2.0%
 14,675,000   U.S. Treasury Note,
                 4.625%, 03/31/08 ................     14,659,162     14,728,886
                                                    -------------  -------------
              TOTAL U.S. GOVERNMENT
                 OBLIGATIONS .....................     89,081,370     89,125,933
                                                    -------------  -------------
              TOTAL
                 INVESTMENTS -- 99.6% ............  $ 628,230,826    736,789,716
                                                    =============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.4% ........      2,960,684
                                                                   -------------
              NET ASSETS -- 100.0% ..............................  $ 739,750,400
                                                                   =============

----------
(a) Securities fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $0 or 0.00% of total net assets.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of Rule 144A securities amounted to $1,529,628 or 0.21% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $628,230,826) ................   $ 736,789,716
   Foreign currency, at value (cost $41,132) ................          41,374
   Cash .....................................................           1,048
   Receivable for Fund shares sold ..........................       3,895,677
   Receivable for investments sold ..........................              28
   Dividends and interest receivable ........................       1,143,186
   Prepaid expenses .........................................          64,705
                                                                -------------
   TOTAL ASSETS .............................................     741,935,734
                                                                -------------
LIABILITIES:
   Payable for Fund shares redeemed .........................         866,252
   Payable for investments purchased ........................          41,328
   Distributions payable ....................................           1,735
   Payable for investment advisory fees .....................         625,522
   Payable for distribution fees ............................         357,408
   Payable for accounting fees ..............................          11,251
   Unrealized depreciation on swap contracts ................           8,989
   Other accrued expenses ...................................         272,849
                                                                -------------
   TOTAL LIABILITIES ........................................       2,185,334
                                                                -------------
   NET ASSETS applicable to 82,962,285
      shares outstanding ....................................   $ 739,750,400
                                                                =============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ..........   $ 631,800,693
   Undistributed net investment income ......................          55,198
   Accumulated net realized loss on investments,
      swap contracts, and foreign
      currency transactions .................................        (656,625)
   Net unrealized appreciation on investments ...............     108,558,890
   Net unrealized depreciation on swaps .....................          (8,989)
   Net unrealized appreciation on foreign
      currency translations .................................           1,233
                                                                -------------
   NET ASSETS ...............................................   $ 739,750,400
                                                                =============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering and redemption price per
      share ($161,930,576 / 17,825,846 shares
      outstanding; unlimited number of
      shares authorized) ....................................   $        9.08
                                                                =============
   CLASS A:
   Net Asset Value and redemption price per share
      ($261,467,682 / 28,660,079 shares outstanding;
      unlimited number of shares authorized) ................   $        9.12
                                                                =============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ................................   $        9.68
                                                                =============
   CLASS B:
   Net Asset Value and offering price per share
      ($343,044 / 39,754 shares outstanding;
      unlimited number of shares authorized) ................   $        8.63(a)
                                                                =============
   CLASS C:
   Net Asset Value and offering price per share
      ($316,009,098 / 36,436,606 shares outstanding;
      unlimited number of shares authorized) ................   $        8.67(a)
                                                                =============

----------
(a)   Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $288,911) .............   $  19,147,485
   Interest .................................................       2,551,980
                                                                -------------
   TOTAL INVESTMENT INCOME ..................................      21,699,465
                                                                -------------
EXPENSES:
   Investment advisory fees .................................       6,783,610
   Distribution fees - Class AAA ............................         406,581
   Distribution fees - Class A ..............................         601,915
   Distribution fees - Class B ..............................           3,491
   Distribution fees - Class C ..............................       2,746,135
   Shareholder services fees ................................         596,278
   Shareholder communications expenses ......................         194,135
   Custodian fees ...........................................         121,046
   Legal and audit fees .....................................          52,556
   Accounting fees ..........................................          45,000
   Registration expenses ....................................          27,207
   Trustees' fees ...........................................          23,042
   Interest expense .........................................           1,507
   Miscellaneous expenses ...................................          57,265
                                                                -------------
   TOTAL EXPENSES ...........................................      11,659,768
   Less: Custodian fee credits ..............................         (34,877)
                                                                -------------
   NET EXPENSES .............................................      11,624,891
                                                                -------------
   NET INVESTMENT INCOME ....................................      10,074,574
                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments .........................      19,866,090
   Net realized loss on swap contracts ......................         (13,654)
   Net realized loss on foreign currency
      transactions ..........................................         (23,649)
                                                                -------------
   Net realized gain on investments, swap contracts,
      and foreign currency transactions .....................      19,828,787
                                                                -------------
   Net change in unrealized appreciation/
      depreciation on investments ...........................      21,183,264
   Net change in unrealized appreciation/
      depreciation on swap contracts ........................          (8,989)
   Net change in unrealized appreciation/
      depreciation on foreign currency translations .........             835
                                                                -------------
   Net change in unrealized appreciation/
      depreciation on investments, swap contracts,
      and foreign currency translations .....................      21,175,110
                                                                -------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS, SWAP CONTRACTS, AND
      FOREIGN CURRENCY ......................................      41,003,897
                                                                -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................   $  51,078,471
                                                                =============

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                              DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                                              -----------------   -----------------
OPERATIONS:
   Net investment income ..................................................................    $    10,074,574     $     7,014,436
   Net realized gain on investments, swap contracts, and foreign currency transactions ....         19,828,787           8,467,331
   Net change in unrealized appreciation/depreciation on investments, swap contracts,
     and foreign currency translations ....................................................         21,175,110          67,951,195
                                                                                               ---------------     ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         51,078,471          83,432,962
                                                                                               ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ............................................................................         (2,345,569)         (2,308,317)
     Class A ..............................................................................         (3,479,842)         (2,185,523)
     Class B ..............................................................................             (5,267)             (5,798)
     Class C ..............................................................................         (4,177,106)         (2,410,821)
                                                                                               ---------------     ---------------
                                                                                                   (10,007,784)         (6,910,459)
                                                                                               ---------------     ---------------
   Net realized gain on investments
     Class AAA ............................................................................         (4,682,214)         (2,935,678)
     Class A ..............................................................................         (6,946,445)         (2,779,512)
     Class B ..............................................................................            (10,514)             (7,374)
     Class C ..............................................................................         (8,338,320)         (3,066,042)
                                                                                               ---------------     ---------------
                                                                                                   (19,977,493)         (8,788,606)
                                                                                               ---------------     ---------------
   Return of capital
     Class AAA ............................................................................         (7,778,858)         (8,013,734)
     Class A ..............................................................................        (11,540,568)         (7,587,434)
     Class B ..............................................................................            (17,467)            (20,129)
     Class C ..............................................................................        (13,852,978)         (8,369,597)
                                                                                               ---------------     ---------------
                                                                                                   (33,189,871)        (23,990,894)
                                                                                               ---------------     ---------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................................        (63,175,148)        (39,689,959)
                                                                                               ---------------    ----------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
     Class AAA ............................................................................          6,022,104          17,936,265
     Class A ..............................................................................         63,460,301         104,765,509
     Class B ..............................................................................              2,760             (17,311)
     Class C ..............................................................................        113,557,340         101,620,276
                                                                                               ---------------     ---------------
   NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS .............        183,042,505         224,304,739
                                                                                               ---------------     ---------------
   REDEMPTION FEES ........................................................................             (2,545)              4,084
                                                                                               ---------------     ---------------
   NET INCREASE IN NET ASSETS .............................................................        170,943,283         268,051,826

NET ASSETS:
   Beginning of period ....................................................................        568,807,117         300,755,291
                                                                                               ---------------     ---------------
   End of period (including undistributed net investment income of
     $55,198 and $12,057, respectively) ...................................................    $   739,750,400     $   568,807,117
                                                                                               ===============     ===============

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at December 31, 2007 are as follows:

        NOTIONAL               EQUITY SECURITY                INTEREST RATE/            TERMINATION   NET UNREALIZED
         AMOUNT                    RECEIVED                EQUITY SECURITY PAID             DATE       DEPRECIATION
------------------------   -----------------------   --------------------------------   -----------   --------------
                                 Market Value        Overnight LIBOR plus 40 bps plus
                               Appreciation on:       Market Value Depreciation on:
$189,129 (20,000 Shares)   International Power plc       International Power plc          09/15/08       $(8,989)

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to increase undistributed net investment income by $53,143,715 and increase accumulated net realized loss on investments, swap contracts, and foreign currency transactions by $19,953,844 with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                                   YEAR ENDED          YEAR ENDED
                                                DECEMBER 31, 2007   DECEMBER 31, 2006
                                                -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ..   $      19,674,262   $      13,241,480
Net long-term capital gains .................          10,311,015           2,457,585
Return of capital ...........................          33,189,871          23,990,894
                                                -----------------   -----------------
Total distributions paid ....................   $      63,175,148   $      39,689,959
                                                =================   =================

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on investments in partnerships.

As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Net unrealized appreciation on investments
             and foreign currency transactions ........   $107,940,723
          Other temporary differences .................          8,984
                                                          ------------
          Total .......................................   $107,949,707
                                                          ============

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                       GROSS          GROSS
                                    UNREALIZED      UNREALIZED    NET UNREALIZED
                        COST       APPRECIATION    DEPRECIATION    APPRECIATION
                    ------------   ------------   -------------   --------------
Investments .....   $628,841,241   $124,229,749   $(16,281,274)    $107,948,475

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans,

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------

payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term securities, aggregated $429,367,195 and $120,683,912, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $422,636 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $773,011 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the fiscal year ended December 31, 2007, there were no borrowings outstanding under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $(2,545) and $4,084, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                     YEAR ENDED
                                                            DECEMBER 31, 2007             DECEMBER 31, 2006
                                                      ----------------------------   ----------------------------
                                                         SHARES         AMOUNT          SHARES         AMOUNT
                                                      -----------   --------------   -----------   --------------
                                                                CLASS AAA                      CLASS AAA
                                                      ----------------------------   ----------------------------
Shares sold .......................................     5,227,303   $   48,327,421     5,875,882   $   50,756,488
Shares issued upon reinvestment of distributions ..     1,128,114       10,369,691     1,069,699        9,241,750
Shares redeemed ...................................    (5,745,845)     (52,675,008)   (4,900,496)     (42,061,973)
                                                      -----------   --------------   -----------   --------------
   Net increase ...................................       609,572   $    6,022,104     2,045,085   $   17,936,265
                                                      ===========   ==============   ===========   ==============
                                                                 CLASS A                        CLASS A
                                                      ----------------------------   ----------------------------
Shares sold .......................................    12,159,549   $  113,155,380    13,214,411   $  115,924,654
Shares issued upon reinvestment of distributions ..     1,320,585       12,182,769       782,960        6,845,088
Shares redeemed ...................................    (6,701,549)     (61,877,848)   (2,063,924)     (18,004,233)
                                                      -----------   --------------   -----------   --------------
   Net increase ...................................     6,778,585   $   63,460,301    11,933,447   $  104,765,509
                                                      ===========   ==============   ===========   ==============
                                                                 CLASS B                        CLASS B
                                                      ----------------------------   ----------------------------
Shares sold .......................................            --   $           --            --   $            1
Shares issued upon reinvestment of distributions ..           315            2,770           440            3,709
Shares redeemed ...................................            (1)             (10)       (2,553)         (21,021)
                                                      -----------   --------------   -----------   --------------
   Net increase (decrease) ........................           314   $        2,760        (2,113)  $      (17,311)
                                                      ===========   ==============   ===========   ==============
                                                                 CLASS C                        CLASS C
                                                      ----------------------------   ----------------------------
Shares sold .......................................    14,155,988   $  126,262,431    12,536,121   $  106,410,918
Shares issued upon reinvestment of distributions ..     1,877,177       16,533,227       860,486        7,280,950
Shares redeemed ...................................    (3,313,238)     (29,238,318)   (1,440,491)     (12,071,592)
                                                      -----------   --------------   -----------   --------------
   Net increase ...................................    12,719,927   $  113,557,340    11,956,116   $  101,620,276
                                                      ===========   ==============   ===========   ==============

9. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                          --------------------------------------   ----------------------------------------------------
                                            Net
              Net Asset                Realized and      Total                      Net
   Period       Value,        Net       Unrealized       from          Net       Realized
   Ended      Beginning   Investment      Gain on     Investment   Investment     Gain on     Return of       Total
December 31   of Period   Income (a)    Investments   Operations     Income     Investments    Capital    Distributions
-----------   ---------   ----------   ------------   ----------   ----------   -----------   ---------   -------------
CLASS AAA
   2007         $ 9.16      $ 0.16        $ 0.60        $ 0.76      $ (0.13)      $ (0.27)     $ (0.44)      $ (0.84)
   2006           8.20        0.17          1.63          1.80        (0.16)        (0.18)       (0.50)        (0.84)
   2005           8.36        0.15          0.53          0.68        (0.15)        (0.09)       (0.60)        (0.84)
   2004           8.03        0.15          1.02          1.17        (0.13)        (0.02)       (0.69)        (0.84)
   2003           6.96        0.14          1.77          1.91        (0.14)           --        (0.70)        (0.84)
CLASS A
   2007         $ 9.19      $ 0.16        $ 0.61        $ 0.77      $ (0.13)      $ (0.27)     $ (0.44)      $ (0.84)
   2006           8.23        0.18          1.62          1.80        (0.16)        (0.18)       (0.50)        (0.84)
   2005           8.38        0.16          0.53          0.69        (0.15)        (0.09)       (0.60)        (0.84)
   2004           8.06        0.19          0.97          1.16        (0.11)        (0.01)       (0.72)        (0.84)
   2003           6.96        0.13          1.81          1.94        (0.13)           --        (0.71)        (0.84)
CLASS B
   2007         $ 8.80      $ 0.09        $ 0.58        $ 0.67      $ (0.13)      $ (0.27)     $ (0.44)      $ (0.84)
   2006           7.97        0.11          1.56          1.67        (0.12)        (0.18)       (0.54)        (0.84)
   2005           8.20        0.08          0.53          0.61        (0.09)        (0.09)       (0.66)        (0.84)
   2004           7.96        0.08          1.00          1.08        (0.08)        (0.01)       (0.75)        (0.84)
   2003           6.96        0.12          1.72          1.84        (0.12)           --        (0.72)        (0.84)
CLASS C
   2007         $ 8.84      $ 0.09        $ 0.58        $ 0.67      $ (0.13)      $ (0.27)     $ (0.44)      $ (0.84)
   2006           8.00        0.11          1.57          1.68        (0.12)        (0.18)       (0.54)        (0.84)
   2005           8.23        0.09          0.52          0.61        (0.09)        (0.09)       (0.66)        (0.84)
   2004           7.98        0.11          0.98          1.09        (0.06)        (0.01)       (0.77)        (0.84)
   2003           6.96        0.08          1.78          1.86        (0.08)           --        (0.76)        (0.84)

                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 ---------------------------------------------------------------------
                           Net Asset             Net Assets                   Operating        Operating
   Period                    Value,                End of         Net         Expenses         Expenses      Portfolio
   Ended      Redemption     End of     Total      Period     Investment       Net of           Before        Turnover
December 31     Fees(a)      Period    Return+   (in 000's)     Income     Reimbursements   Reimbursements      Rate
-----------   ----------   ---------   -------   ----------   ----------   --------------   --------------   ---------
CLASS AAA
   2007       $ (0.00)(b)    $ 9.08      8.6%     $ 161,930      1.78%        1.42%(c)          1.41%           19%
   2006          0.00(b)       9.16     23.1        157,645      2.02         1.44              1.44            24
   2005          0.00(b)       8.20      8.4        124,437      1.79         1.50              1.50            18
   2004          0.00(b)       8.36     15.6         81,471      1.85         1.82              1.82(d)         17
   2003            --          8.03     29.5         43,526      1.92         2.00              2.00            39
CLASS A
   2007       $ (0.00)(b)    $ 9.12      8.7%     $ 261,468      1.78%        1.42%(c)          1.41%           19%
   2006          0.00(b)       9.19     23.0        201,124      2.02         1.44              1.44            24
   2005          0.00(b)       8.23      8.5         81,869      1.88         1.50              1.50            18
   2004          0.00(b)       8.38     15.4         10,165      2.30         1.82              1.82(d)         17
   2003            --          8.06     29.9            307      1.67         2.00              2.00            39
CLASS B
   2007       $ (0.00)(b)    $ 8.63      7.9%     $     343      1.02%        2.17%(c)          2.16%           19%
   2006          0.00(b)       8.80     22.1            347      1.28         2.19              2.19            24
   2005          0.00(b)       7.97      7.6            331      1.01         2.25              2.25            18
   2004          0.00(b)       8.20     14.5            333      1.08         2.57              2.57(d)         17
   2003            --          7.96     28.4             71      1.72         2.75              2.75            39
CLASS C
   2007        $(0.00)(b)    $ 8.67      7.8%     $ 316,009      1.04%        2.17%(c)          2.16%           19%
   2006          0.00(b)       8.84     22.1        209,691      1.27         2.19              2.19            24
   2005          0.00(b)       8.00      7.6         94,118      1.14         2.25              2.25            18
   2004          0.00(b)       8.23     14.6         10,245      1.33         2.57              2.57(d)         17
   2003            --          7.98     28.7            307      1.11         2.75              2.75            39

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

(a)   Per share data is calculated using the average shares outstanding  method.

(b)   Amount represents less than $0.005 per share.

(c) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the fiscal year ended December 31, 2007 would have been 1.41% (Class AAA and Class A) and 2.16% (Class B and Class C).

(d) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46%, and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Gabelli Utilities Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Utilities Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 21, 2008

THE GABELLI UTILITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF          NUMBER OF
  NAME, POSITION(S)         OFFICE AND      FUNDS IN FUND
     ADDRESS(1)             LENGTH OF     COMPLEX OVERSEEN                  PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
      AND AGE             TIME SERVED(2)     BY TRUSTEE                     DURING PAST FIVE YEARS               HELD BY TRUSTEE(4)
-----------------------   --------------  ----------------  --------------------------------------------------  --------------------
INTERESTED TRUSTEES(3):

MARIO J. GABELLI            Since 1999           26         Chairman and Chief Executive Officer of GAMCO       Director of Morgan
Trustee                                                     Investors, Inc. and Chief Investment Officer -      Group Holdings, Inc.
Age: 65                                                     Value Portfolios of Gabelli Funds, LLC and GAMCO    (holding company);
                                                            Asset Management Inc.; Director/Trustee or Chief    Chairman of the
                                                            Investment Officer of other registered investment   Board of LICT Corp.
                                                            companies in the Gabelli/GAMCO Funds complex;       (multimedia and
                                                            Chairman and Chief Executive Officer of GGCP, Inc.  communication services company)

INDEPENDENT TRUSTEES(5):

ANTHONY J. COLAVITA         Since 1999           35         Partner in the law firm of Anthony J. Colavita,              --
Trustee                                                     P.C.
Age: 72

VINCENT D. ENRIGHT          Since 1999           15         Former Senior Vice President and Chief Financial             --
Trustee                                                     Officer of KeySpan Corporation (public utility)
Age: 64

MARY E. HAUCK               Since 2000            3         Retired Senior Manager of the Gabelli O'Connor               --
Trustee                                                     Fixed Income Mutual Funds Management Company
Age: 65

WERNER J. ROEDER, MD        Since 1999           23         Medical Director of Lawrence Hospital and                    --
Trustee                                                     practicing private physician
Age: 67

OFFICERS:

BRUCE N. ALPERT             Since 2003           --         Executive Vice President and Chief Operating                 --
President                                                   Officer of Gabelli Funds, LLC since 1988 and an
Age: 56                                                     officer of most of the registered investment
                                                            companies in the Gabelli/GAMCO Funds complex.
                                                            Director and President of Gabelli Advisers, Inc.
                                                            since 1998

JAMES E. MCKEE              Since 1999           --         Vice President, General Counsel, and Secretary of            --
Secretary                                                   GAMCO Investors, Inc. since 1999 and GAMCO Asset
Age: 44                                                     Management Inc. since 1993; Secretary of all of
                                                            the registered investment companies in the
                                                            Gabelli/GAMCO Funds complex

AGNES MULLADY               Since 2006           --         Vice President of Gabelli Funds, LLC since 2007;             --
Treasurer                                                   Officer of all of the registered investment
Age: 49                                                     companies in the Gabelli/GAMCO Funds complex;
                                                            Senior Vice President of U.S. Trust Company, N.A.
                                                            and Treasurer and Chief Financial Officer of
                                                            Excelsior Funds from 2004 through 2005; Chief
                                                            Financial Officer of AMIC Distribution Partners
                                                            from 2002 through 2004; Controller of Reserve
                                                            Management Corporation and Reserve Partners, Inc.
                                                            and Treasurer of Reserve Funds from 2000 through
                                                            2002

PETER D. GOLDSTEIN          Since 2004           --         Director of Regulatory Affairs at GAMCO Investors,           --
Chief Compliance                                            Inc. since 2004; Chief Compliance Officer of all
Officer                                                     of the registered investment companies in the
Age: 54                                                     Gabelli/GAMCO Funds complex; Vice President of
                                                           Goldman Sachs Asset Management from 2000 through
                                                           2004

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)   Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5)   Trustees  who are not  interested  persons  are  considered  "Independent"
      Trustees.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                            Mary E. Hauck
CHAIRMAN AND CHIEF                               FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                                GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                            MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                              Werner J. Roeder, MD
ATTORNEY-AT-LAW                                  MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                        LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

                                    OFFICERS

Bruce N. Alpert                                         Peter D. Goldstein
PRESIDENT                                               CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB470Q407SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH




                                                      THE
                                                      GABELLI
                                                      UTILITIES
                                                      FUND




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,200 for 2006 and $36,500 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,900 for 2006 and $4,100 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and
          (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,900 for 2006 and $69,100 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics,  or  any   amendment  thereto,  that is the subject of
          disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Utilities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.